UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  3/31/12

Item 1.  Reports to Stockholders.

RPg Emerging Market Sector Rotation Fund

Annual Report

March 31, 2012

1-855-DRP-5155

(1-800-377-5155)

www.riskparadigmgroup.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

RPg Emerging Market Sector Rotation Fund 2012 Annual Shareholder Letter

The RPg Emerging Market Sector Rotation Fund (EMSX) had an abbreviated Fiscal Year starting on December 1, 2011. EMSX utilizes the AlphaSector Emerging Market index which is maintained by our sub-advisor F-Squared Investments, Inc. The AlphaSector methodology controls all of the buy and sell decisions in the portfolio. There is no override to the methodology and therefore the buy and sell decisions are extremely disciplined and systematic. The EM Sector Rotation Fund returned a 13.50% (institutional shares at NAV) for the abbreviated fiscal year, compared to 9.08% for the MSCI Emerging Markets index, and 13.95% for the S&P 500 index.

December marked a turn-around for risk oriented assets and the emerging markets were no exception. As we launched EMSX, the methodology was 50% in cash coming off a very volatile period in 2011.  As December progressed the methodology started adding sectors and the fund was fully invested by year- end, but with a defensive sector allocation.

As the calendar turned from 2011 to 2012, risk markets continued to rally and the best performing sectors in EM were technology (+20.98%) and Industrials (+17.82%) during the first quarter of 2012.  At the end of the quarter the price to earnings ratio of the MSCI EM Index was about 11.75 which, in our view,is far from stretched given the robust growth rate of EM. While equity prices in the EM have been and can be volatile, earnings have followed a relatively stable trajectory and have been more robust than earnings in developed markets.

Given the stronger growth in EM vs. DM, one might expect EM to trade at a premium to DM equities, but, in fact we see the opposite. This suggests to us that very good opportunities exist to enter these markets, especially during times of market stress.

Sincere regards,

RPg Asset Management

David M. Gatti, CEO/CIO

0838-NLD-6/4/2012

RPg Emerging Market Sector Rotation Fund
PORTFOLIO REVIEW
March 31, 2012 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2012, compared to its benchmarks:

		Since Inception **
RPg Emerging Market Sector Rotation Fund - Class A		13.50%
RPg Emerging Market Sector Rotation Fund - Class A (with load of 5.75%)		6.97%
RPg Emerging Market Sector Rotation Fund - Class I		13.50%
MSCI Emerging Markets Index		9.08%
S&P 500 Total Return Index ****		13.95%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-377-5155

** Inception date is December 1, 2011.

*** The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

**** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. The Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. You cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds	49.6%
Other, Cash & Cash Equivalents	50.4%
	100.0%

RPg Emerging Market Sector Rotation Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 49.6%
	EQUITY FUNDS - 49.6%
10,427	EGShares Consumer Goods GEMS ETF +	$ 228,560
12,170	EGShares Consumer Services GEMS ETF +	254,353
67,278	EGShares Emerging Markets Consumer ETF	1,671,858
12,220	EGShares Health Care GEMS ETF +	234,135
32,631	EGShares Low Volatility Emerging Markets Dividend ETF	658,167
12,200	EGShares Technology GEMS ETF +	228,994
14,425	EGShares Utilities GEMS ETF +	268,595

	TOTAL EXCHANGE TRADED FUNDS - 49.6% (Cost - $3,123,304)	3,544,662

	SHORT-TERM INVESTMENT - 38.2%
	MONEY MARKET FUND - 38.2%
2,730,466	BlackRock Liquidity Funds Treasury Trust Fund Portfolio (Cost - $2,730,466)	2,730,466

	TOTAL INVESTMENTS - 87.8% (Cost - $5,853,770) (a)	$ 6,275,128
	ASSETS LESS OTHER LIABILITIES - 12.2%	875,402
	TOTAL NET ASSETS - 100.0%	$ 7,150,530

(a) Represents cost for financial reporting purposes. The cost for federal tax purposes is $5,853,861 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 421,992
	Unrealized depreciation	(725)
	Net unrealized appreciation	$ 421,267

+ Affiliated company - The RPg Emerging Market Sector Rotation Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

		Unrealized Gain (Loss)
	SWAP CONTRACTS

EGShares Health Care GEMS ETF Total Return Swap with Citibank, N.A. – January 28, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $910,290)

		$ 45,498

	EGShares Technology GEMS ETF Total Return Swap with Citibank, N.A. – January 28, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $905,495)	(14,564)

	EGShares Utilities GEMS ETF Total Return Swap with Citibank, N.A. – January 28, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $884,670)	(10,546)

	EGShares Financials GEMS ETF Total Return Swap with Citibank, N.A. – March 30, 2013 – to receive Total Returns plus dividends on underlying investment vs. 3 month LIBOR plus 0.90% accrued and payable monthly (Notional Value $1,031,000)	(34,500)

	Net Unrealized Loss on Swap Contracts	$ (14,112)

See accompanying notes to financial statements.

RPg Emerging Market Sector Rotation Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012

ASSETS
Investment securities:
Unaffiliated securities, At cost	$ 4,756,380
Affiliated securities, At cost	1,097,390
Total securities, At cost	5,853,770

Unaffiliated securities, At value	$ 5,060,491
Affiliated securities, At value	1,214,637
Total securities, At value	6,275,128

Collateral Cash*	900,000
Dividends receivable	4,599
Due from advisor	2,446
Prepaid expenses and other assets	25,327
TOTAL ASSETS	7,207,500

LIABILITIES
Unrealized depreciation on swap contracts	14,112
Due to broker	22,429
Fees payable to other affiliates	5,877
Distribution (12b-1) fees payable	7
Accrued expenses and other liabilities	14,545
TOTAL LIABILITIES	56,970
NET ASSETS	$ 7,150,530

Net Assets Consist Of:
Paid in capital	$ 6,421,763
Undistributed net investment income	105,779
Accumulated net realized gain from security transactions and swap contracts	215,742
Net unrealized appreciation of investments and swap contracts	407,246
NET ASSETS	$ 7,150,530

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 33,940
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,991

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 11.35

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 12.04

Class I Shares:
Net Assets	$ 7,116,590
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	626,944

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share
$ 11.35

*Pledged as collateral for swap agreements.

See accompanying notes to financial statements.

RPg Emerging Market Sector Rotation Fund
STATEMENT OF OPERATIONS (a)
For the Period Ended March 31, 2012

INVESTMENT INCOME
Dividends from unaffiliated investments	$ 61,041
Dividends from affiliated investments	5,026
Interest	13
TOTAL INVESTMENT INCOME	66,080

EXPENSES
Investment advisory fees	19,664
Distribution (12b-1) fees:
Class A	8
Administrative services fees	12,644
Audit fees	9,168
Accounting services fees	8,107
Registration fees	6,868
Printing and postage expenses	5,240
Legal fees	5,187
Transfer agent fees	2,585
Compliance officer fees	2,032
Non 12B-1 shareholder services fees	1,700
Custodian fees	1,643
Trustees’ fees and expenses	1,493
Other expenses	2,798
TOTAL EXPENSES	79,137

Less: Fees waived/reimbursed by the Advisor	(53,473)

NET EXPENSES	25,664

NET INVESTMENT INCOME	40,416

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions
Unaffiliated investments	178,885
Affiliated investments	36,857
Swaps	63,012
Net realized gain from investments:	278,754

Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	304,111
Affiliated investments	117,247
Swaps	(14,112)
Net unrealized gain from investments:	407,246

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	686,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 726,416

(a) The RPg Emerging Market Sector Rotation Fund commenced operations on December 1, 2011.

See accompanying notes to financial statements.

RPg Emerging Market Sector Rotation Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2012 (a)
FROM OPERATIONS
Net investment income	$ 40,416
Net realized gain from security transactions and swaps	278,754
Net change in unrealized appreciation (depreciation) on investments and swaps	407,246
Net increase in net assets resulting from operations	726,416

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	34,337
Class I	6,846,265
Payments for shares redeemed:
Class I	(456,488)
Net increase in net assets from shares of beneficial interest	6,424,114

TOTAL INCREASE IN NET ASSETS	7,150,530

NET ASSETS
Beginning of Period	-
End of Period *	$ 7,150,530
* Includes accumulated undistributed net investment income of:	$ 105,779

SHARE ACTIVITY
Class A:
Shares Sold	2,991
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	2,991

Class I:
Shares Sold	670,159
Shares Redeemed	(43,215)
Net increase in shares of beneficial interest outstanding	626,944

(a)	The RPg Emerging Market Sector Rotation Fund commenced operations on December 1, 2011.

See accompanying notes to financial statements.

RPg Emerging Market Sector Rotation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended
	March 31, 2012
	Class A	Class I

Net asset value, beginning of period (1)	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.05)	0.08
Net realized and unrealized gain on investments	1.40	1.27
Total from investment operations	1.35	1.35

Net asset value, end of period	$ 11.35	$ 11.35

Total return (3,4)	13.50%	13.50%

Net assets, end of period (000s)	$ 34	$ 7,117

Ratio of gross expenses to average net assets (5,6,7)	4.01%	4.47%
Ratio of net expenses to average net assets (5,6)	1.75%	1.45%
Ratio of net investment income (loss) to average net assets (5,6)	-1.16%	2.29%

Portfolio Turnover Rate (4)	76%	76%

(1)	The RPg Emerging Market Sector Rotation Fund commenced operations on December 1, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of distributions.
(4)	Not Annualized.
(5)	Annualized.
(6)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

RPg Emerging Market Sector Rotation Fund

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

1.

ORGANIZATION

The RPg Emerging Market Sector Rotation Fund (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s primary investment objective is capital appreciation while experiencing less volatility than broader Emerging Market equity indices. The Fund commenced operations on December 1, 2011.

The Fund currently offers Class A and Class I shares. Class C shares of the Fund are currently not available. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at Net Asset Value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

RPg Emerging Market Sector Rotation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,315,668	$ 228,994	$ -	$ 3,544,662
Money Market Fund	2,730,466	-	-	2,730,466
Total	$ 6,046,134	$ 228,994	$ -	$ 6,275,128
Liabilities*	Level 1	Level 2	Level 3	Total
Swap Contracts	$ -	$ 14,112	$ -	$ 14,112
Total	$ -	$ 14,112	$ -	$ 14,112

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

RPg Emerging Market Sector Rotation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

RPg Emerging Market Sector Rotation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $5,951,225 and $3,040,501, respectively.

4.  INVESTMENT ADVISORY AGREEMENT

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Risk Paradigm Group, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged F-Squared Institutional Advisors, LLC as the Fund’s Sub-Advisor (the “Sub-Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.75% and 1.45% of the daily average net assets attributable to the Class A and Class I shares, respectively.  For the period ended March 31, 2012, the Advisor waived and reimbursed fees in the amount of $53,473.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.75% and 1.45%, respectively, of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.75% and 1.45% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.75% and 1.45%, respectively, of the Fund’s average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of March 31, 2012, the Advisor has $53,473 of waived expenses that may be recovered no later than March 31, 2015.

RPg Emerging Market Sector Rotation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.30% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. During the period ended March 31, 2012, the Distributor received $173 in underwriting commissions for sales of Class A shares, of which $23 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5. INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of the Fund at March 31, 2012 are noted in the Fund’s Portfolio of Investments.   Transactions during the period with companies which are affiliates are as follows:

CUSIP	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Period
268461308	EGShares Consumer Goods GEMS ETF	$ -	$ 229,284	$ -	$ 14	$ 228,560
268461407	EGShares Consumer Services GEMS ETF	-	243,258	-	2	254,353
268461605	EGShares Health Care GEMS ETF	-	205,052	-	-	234,135
268461803	EGShares Technology GEMS ETF	-	202,870	6,305	-	228,994
268461878	EGShares Utilities GEMS ETF	-	387,751	201,377	5,010	268,595
	TOTAL	$ -	$ 1,268,215	$ 207,682	$ 5,026	$ 1,214,637

RPg Emerging Market Sector Rotation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

6. TAX COMPONENTS OF CAPITAL

As of March 31, 2012, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October &	Capital	Unrealized	Total
Ordinary	Long-Term	Late Year	Loss	Appreciation/	Accumulated
Income	Capital Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ 307,500	$ -	$ -	$ -	$ 421,267	$ 728,767

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized gain from security transactions are primarily attributable to the tax deferral of losses on wash sales, tax treatment of net short-term capital gains and the marked to market on swap contracts.

Permanent book and tax differences, primarily attributable to adjustments for swap contracts and non-deductible expenses, resulted in reclassifications for the period ended March 31, 2012 as follows: a decrease in paid-in capital of $2,351, an increase in undistributed net investment income of $65,363 and a decrease in accumulated net realized gain on investments and swap contracts of $63,012.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in BlackRock Liquidity Funds Treasury Trust Fund Portfolio, (the “BlackRock Portfolio”). The BlackRock Portfolio is a separate diversified series of shares of beneficial interest of BlackRock Liquidity Funds, organized as a Maryland business trust and is registered under the 1940 Act, as an open-end management investment company.  The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Portfolio.  The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at BlackRock website www2.blackrock.com/US.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of March 31, 2012 the percentage of the Funds’ net assets invested in the BlackRock Portfolio was 38.2%.

RPg Emerging Market Sector Rotation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2012

9.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

RPg Emerging Market Sector Rotation Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of RPg Emerging Market Sector Rotation Fund (the “Fund”), a series of Northern Lights Fund Trust as of March 31, 2012, and the related statements of operations, changes in net assets, and financial highlights for the period December 1, 2011 (commencement of operations) through March 31, 2012  These financial statements and financial highlights are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012 by correspondence with the custodian and broker or by other auditing procedures where reply from the broker was not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RPg Emerging Market Sector Rotation Fund as of March 31, 2012, the results of its operations, changes in its net assets, and the financial highlights for the period December 1, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

May 30, 2012

RPg Emerging Market Sector Rotation Fund

Expense Example (Unaudited)

March 31, 2012

As a shareholder of RPg Emerging Market Sector Rotation Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Diversified Risk Parity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 through March 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the RPg Emerging Market Sector Rotation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *
Actual	Expense Ratio	12/1/2011	3/31/2012	12/1/2011 – 3/31/12
A Class	1.75%	$1,000.00	$1,135.00	$6.13
I Class	1.45%	$1,000.00	$1,135.00	$5.08

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized	Account Value	Account Value	During Period *
(5% return before expenses)	Expense Ratio	10/1/2011	3/31/2012	10/1/2011 – 3/31/12
A Class	1.75%	$1,000.00	$1,016.25	$8.82
I Class	1.45%	$1,000.00	$1,017.75	$7.31

*     “Actual” expense information for the Fund is for the period from December 1, 2011 (date of initial investment) to March 31, 2012. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 120/366 (to reflect the period from initial investment to March 31, 2012. “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/366 (to reflect the full half-year period).

RPg Emerging Market Sector Rotation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2012

Approval of Advisory Agreement –RPg Emerging Market Sector Rotation Fund

In connection with a regular meeting held on September 21, 2011, the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees"), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Risk Paradigm Group, LLC (the "Adviser") and the Trust, on behalf of the RPg Emerging Market Sector Rotation Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser. Representatives of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board; discussed the Adviser’s client base and assets under management; and were available to answer questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify particular information or any single factor as all important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  A presentation was given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel, including experience advising an existing fund of the Trust.    The Board also noted that the Adviser intends to provide significant marketing and promotion support for the Fund, including engaging HRC Portfolio Solutions, Inc. to provide third-party promotional support.  The Board reviewed the capitalization of the Adviser based on projected and current financial information provided by the Adviser in the Board materials and concluded that it was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because the Adviser has not yet begun advising the Fund, the Trustees could not consider the investment performance.  However, the Board considered simulated past performance of the emerging market strategy to be employed via sub-adviser modeling and investment recommendations.  The Board concluded that while the Adviser did not have accounts that are substantially similar to the proposed Fund, the Adviser’s intended reliance on a sub-adviser’s emerging market strategy suggests it is qualified to manage the Fund.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.10% annual advisory fee, based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio including the Adviser-provided expense cap for the Fund, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser, including through a sub-adviser at the Adviser’s expense, and was within a range of reasonable fees when compared to the level of fees paid by a group of other similarly managed mutual funds.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees also noted that any forecast of profits is speculative.  The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

RPg Emerging Market Sector Rotation Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2012

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Approval of the Sub-Advisory Agreement

In connection with the September 21, 2011 regular meeting, the Board, including a majority of the Independent Trustees, also considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between F-Squared Institutional Advisors, LLC (the “Sub-Adviser”) and the Trust, on behalf of the Fund.  In considering the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement from the Sub-Adviser.  Matters considered by the Board, including the Independent Trustees, in connection with its evaluation of the Sub-Advisory Agreement include the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by the Sub-Adviser related to the Sub-Adviser and the Sub-Advisory Agreement with the Adviser, and indirectly the Trust, including information on the Sub-Adviser’s investment strategies executed for its existing clients.  The Trustees discussed the nature of the Sub-Adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management sub-advisory personnel, including sub-advising other mutual funds.  The Board reviewed key income and profit summary statistics for the Sub-Adviser as well as a letter from the Sub-Adviser’s auditor indicating the auditor was satisfied that the Sub-Adviser was a going concern..  The Trustees concluded that the Sub-Adviser has the ability to provide a level of sub-advisory service consistent with the Board’s expectations.

Performance.  Because the Sub-Adviser has not yet begun advising the Fund, the Trustees could not consider the Fund’s investment performance.  However, the Board considered simulated past performance of the emerging market strategy to be employed by the Sub-Adviser for the Fund.  The Board concluded that the past performance summary appeared to be reasonably representative of the other accounts managed by the Sub-Adviser and demonstrates above-index historical performance.  The Trustees agreed that the Sub-Adviser’s simulated past performance suggests it is qualified to serve as Sub-Adviser to the Fund.

Fees and Expenses.  The Board noted that the Adviser would pay the Sub-Adviser a 0.55% annual advisory fee based on the average net assets of the Fund.  The Trustees noted that the sub-advisory fee was within a range of reasonable fees when compared to the level of fees paid by a group of other similarly managed mutual funds.  The Trustees concluded that the sub-advisory fee, as well as the Fund’s overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Sub-Adviser.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of the Sub-Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Sub-Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the sub-advisory management of the Fund.  The Trustees also noted that any forecast of profits is speculative.  The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that the Sub-Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement and concluded that the sub-advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

RPg Emerging Market Sector Rotation Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Founder and President, Orizon Investment Counsel, LLC (since 2000); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	98

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since  2007); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	98	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012)

RPg Emerging Market Sector Rotation Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2012

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Constellation Trust Co.; Northern Lights Variable Trust (since 2006)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-377-5155.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE (Continued)

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-377-5155 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-377-5155

INVESTMENT ADVISOR

Risk Paradigm Group, LLC

5900 Southwest Parkway

Building 5, Suite 500

Austin, TX 78735

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $7,000

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $2,000

(h)

The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/5/12